CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
CASH FLOW FROM OPERATING ACTIVITIES:
Net (loss) income	$ 52,299,863	$ (9,472,074)		$ (107,271,525)
Adjustments to reconcile net (loss) income to net cash by operating activities:
Allowance for doubtful debts	(31,090)
Prepaid expenses write-down	343,015	222,999
Inventory write-down	33,883,024	12,166,659		1,694,336
Depreciation of property and equipment	8,838,893	4,527,122		1,368,824
Amortization of other assets	229,456	4,801		4,453
Loss on disposal of property and equipment	52,712	20,670		61,194
Impairment loss of property and equipment				437,725
Share-based compensation expenses	12,456,263	7,596,949		73,927,902
Interest income on held-to-maturity securities	(4,256,810)	(1,026,325)
Changes in operating assets and liabilities:
Accounts receivable	3,791,431	(2,866,381)		(2,777,955)
Amounts due from related parties	177,237	1,924,616		(2,101,853)
Other receivables	(6,512,714)	(583,406)		(8,764,669)
Inventories	(160,045,398)	(86,388,390)		(64,028,801)
Advances to suppliers	(3,789,748)	2,859,976		(7,652,930)
Prepaid expenses	(1,697,925)	390,318		(1,020,061)
Accounts payable	283,392,054	105,435,451		79,716,575
Advance from customers	75,833,038	40,567,356		13,072,783
Accrued expenses and other current liabilities	143,651,077	26,009,941		23,025,083
Amounts due to related parties	805,655	(168,989)	[1]	(856,307)
Deferred income	8,788,414	10,347,912		2,472,001
Deferred tax assets	(11,126,647)
Net cash from operating activities	437,081,800	111,569,205		1,306,775
Cash flows used in investing activities:
Purchase of property and equipment	(22,248,981)	(12,379,386)		(9,592,160)
Purchase of other assets	(5,293,188)	(770)		(9,989)
Proceed from disposal of property and equipment	682,260	19,972		3,178
(Increase) decrease in restricted deposits		14,214,585		(14,214,585)
Purchase of held-to-maturity securities	(615,243,570)	(101,302,171)
Proceed from redemption of held-to-maturity securities upon maturities	321,208,517	16,231,306
Net cash used in investing activities	(320,894,962)	(83,216,464)		(23,813,556)
Cash flows from financing activities:
Proceeds from registered capital contributions by shareholders of the VIE				1,390,621
Proceeds from bank borrowings				17,477,240
Repayment to bank borrowings		(12,710,720)		(4,766,520)
Loans from shareholders				1,470,635
Issuance costs of Series A and Series B Preferred shares				(175,754)
Issuance costs of ordinary shares				1,499,994
Repurchase of ordinary shares				(1,837,500)
Proceeds from issuance of ordinary shares in the offerings, net of issuance costs	90,348,312	62,689,835
Proceeds from issuance of ordinary shares upon exercise of stock options	2,049,326	191,533
Net cash provided by financing activities	92,397,638	50,170,648		66,785,746
Effect of exchange rate changes	1,657,914	994,462		(435,278)
Net increase in cash and cash equivalents	210,242,390	79,517,851		43,843,687
Cash and cash equivalents at beginning of the period	124,472,629	44,954,778		1,111,091
Cash and cash equivalents at end of the period	$ 334,715,019	$ 124,472,629		$ 44,954,778

[1]	Noncash financing activities: US$2,292,763 registered capital was contributed by shareholders of the VIE via offsetting the accumulated shareholder loan due from the Company to the shareholders on June 14, 2012.